Earnings (Loss) Per Share - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares outstanding	5,274,900	5,274,900	5,274,900	5,274,900	5,274,900	5,274,900